Statement of Stockholders Equity (USD $)	Common Shares [Member]	Additional Paid-In capital [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Deficit (Development Stage) [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 9,422,178	$ 2,011,047		$ (12,840)	$ (11,485,251)	$ (1,159,942)	$ (1,224,808)
Beginning Balance (Shares) at Dec. 31, 2009	33,354,215
Issuance of common stock on January 12, 2010 for exercise of options at $0.80 per share	2,960						2,960
Issuance of common stock on January 12, 2010 for exercise of options at $0.80 per share (Shares)	3,700
Issuance of common stock on January 27, 2010 for exercise of options at $0.80 per share	2,240						2,240
Issuance of common stock on January 27, 2010 for exercise of options at $0.80 per share (Shares)	2,800
Issuance of common stock on February 4, 2010 for exercise of options at $0.80 per share	5,040						5,040
Issuance of common stock on February 4, 2010 for exercise of options at $0.80 per share (Shares)	6,300
Issuance of common stock on February 23, 2010 for exercise of options at $0.80 per share	2,460						2,460
Issuance of common stock on February 23, 2010 for exercise of options at $0.80 per share (Shares)	3,075
Issuance of common stock on March 5, 2010 for exercise of options at $0.37 per share	9,250						9,250
Issuance of common stock on March 5, 2010 for exercise of options at $0.37 per share (Shares)	25,000
Issuance of common stock on March 11, 2010 for exercise of options at $0.50 per share	5,000						5,000
Issuance of common stock on March 11, 2010 for exercise of options at $0.50 per share (Shares)	10,000
Issuance of common stock on March 15, 2010 for exercise of options at $0.50 per share	5,000						5,000
Issuance of common stock on March 15, 2010 for exercise of options at $0.50 per share (Shares)	10,000
Issuance of common stock on March 23, 2010 for exercise of options at $0.50 per share	10,000						10,000
Issuance of common stock on March 23, 2010 for exercise of options at $0.50 per share (Shares)	20,000
Issuance of common stock on March 23, 2010 for exercise of options at $0.50 per share (second)	5,000						5,000
Issuance of common stock on March 23, 2010 for exercise of options at $0.50 per share (second) (Shares)	10,000
Issuance of common stock on March 23, 2010 for exercise of options at $0.50 per share (third)	5,000						5,000
Issuance of common stock on March 23, 2010 for exercise of options at $0.50 per share (third) (Shares)	10,000
Issuance of common stock on March 29, 2010 for exercise of options at $0.80 per share	1,400						1,400
Issuance of common stock on March 29, 2010 for exercise of options at $0.80 per share (Shares)	1,750
Issuance of common stock on April 13, 2010 for exercise of options at $0.80 per share	20,000						20,000
Issuance of common stock on April 13, 2010 for exercise of options at $0.80 per share (Shares)	25,000
Issuance of common stock on April 29, 2010 for exercise of options at $0.50 per share	24,000						24,000
Issuance of common stock on April 29, 2010 for exercise of options at $0.50 per share (Shares)	48,000
Issuance of common stock on May 5, 2010 for exercise of options at $0.50 per share	12,000						12,000
Issuance of common stock on May 5, 2010 for exercise of options at $0.50 per share (Shares)	24,000
Issuance of common stock on May 7, 2010 for exercise of options at $0.50 per share	34,000						34,000
Issuance of common stock on May 7, 2010 for exercise of options at $0.50 per share (Shares)	68,000
Issuance of common stock on May 13, 2010 for exercise of options at $0.50 per share	25,000						25,000
Issuance of common stock on May 13, 2010 for exercise of options at $0.50 per share (Shares)	50,000
Issuance of common stock on May 14, 2010 for exercise of options at $0.50 per share	60,000						60,000
Issuance of common stock on May 14, 2010 for exercise of options at $0.50 per share (Shares)	120,000
Issuance of common stock on May 19, 2010 for cash - $1.00, net of share issue costs	1,362,587						1,362,587
Issuance of common stock on May 19, 2010 for cash - $1.00, net of share issue costs (Shares)	1,424,739
Issuance of common stock on June 15, 2010 for exercise of options at $0.80 per share	20,000						20,000
Issuance of common stock on June 15, 2010 for exercise of options at $0.80 per share (Shares)	25,000
Issuance of common stock on June 15, 2010 for exercise of options at $0.80 per share (second)	10,000						10,000
Issuance of common stock on June 15, 2010 for exercise of options at $0.80 per share (second) (Shares)	12,500
Issuance of common stock on July 19, 2010 for exercise of options at $0.80 per share	13,649						13,649
Issuance of common stock on July 19, 2010 for exercise of options at $0.80 per share (Shares)	17,061
Issuance of common stock on July 19, 2010 for exercise of options at $0.80 per share (second)	13,650						13,650
Issuance of common stock on July 19, 2010 for exercise of options at $0.80 per share (second) (Shares)	17,062
Issuance of common stock on August 4, 2010 for exercise of options at $0.80 per share	20,000						20,000
Issuance of common stock on August 4, 2010 for exercise of options at $0.80 per share (Shares)	25,000
Transfer addition paid-in capital for options exercised in the year	171,289	(171,289)
Set up derivative liabilities for warrants granted in the year	(482,960)						(482,960)
Stock-based compensation		930,644					930,644
Foreign currency translation				(112,314)			(112,314)
Net loss						(3,293,439)	(3,293,439)
Ending Balance at Dec. 31, 2010	10,778,742	2,770,402		(125,154)	(11,485,251)	(4,453,381)	(2,514,642)
Ending Balance (Shares) at Dec. 31, 2010	35,313,202
Issuance of common stock on January 11, 2011 for exercise of options at US$0.87per share	8,700						8,700
Issuance of common stock on January 11, 2011 for exercise of options at US$0.87per share (Shares)	10,000
Issuance of common stock on January 18, 2011 for exercise of options at US$1.15 per share	69,000						69,000
Issuance of common stock on January 18, 2011 for exercise of options at US$1.15 per share (Shares)	60,000
Issuance of common stock on January 27, 2011 for exercise of options at US$1.15 per share	12,420						12,420
Issuance of common stock on January 27, 2011 for exercise of options at US$1.15 per share (Shares)	10,800
Issuance of common stock on January 27, 2011 for exercise of options at US$0.87 per share	1,544						1,544
Issuance of common stock on January 27, 2011 for exercise of options at US$0.87 per share (Shares)	1,775
Issuance of common stock on January 31, 2011 for exercise of options at US$1.15 per share	11,500						11,500
Issuance of common stock on January 31, 2011 for exercise of options at US$1.15 per share (Shares)	10,000
Issuance of common stock on February 1, 2011 for exercise of options at US$1.15 per share	11,500						11,500
Issuance of common stock on February 1, 2011 for exercise of options at US$1.15 per share (Shares)	10,000
Issuance of common stock on February 1, 2011 for exercise of options at US$1.15 per share (second)	2,875						2,875
Issuance of common stock on February 1, 2011 for exercise of options at US$1.15 per share (second) (Shares)	2,500
Issuance of common stock on February 1, 2011 for exercise of options at US$0.87 per share	2,175						2,175
Issuance of common stock on February 1, 2011 for exercise of options at US$0.87 per share (Shares)	2,500
Issuance of common stock on February 10, 2011 for exercise of options at US$0.87 per share	870						870
Issuance of common stock on February 10, 2011 for exercise of options at US$0.87 per share (Shares)	1,000
Issuance of common stock on February 17, 2011 for exercise of options at US$1.12 per share	28,000						28,000
Issuance of common stock on February 17, 2011 for exercise of options at US$1.12 per share (Shares)	25,000
Issuance of common stock on February 24, 2011 for exercise of warrants at US$1.25 per share	62,500						62,500
Issuance of common stock on February 24, 2011 for exercise of warrants at US$1.25 per share (Shares)	50,000
Issuance of common stock on February 25, 2011 for exercise of options at US$0.87 per share	5,003						5,003
Issuance of common stock on February 25, 2011 for exercise of options at US$0.87 per share (Shares)	5,750
Issuance of common stock on March 8, 2011 for exercise of options at US$0.87 per share	4,094						4,094
Issuance of common stock on March 8, 2011 for exercise of options at US$0.87 per share (Shares)	4,706
Issuance of common stock on March 10, 2011 for exercise of warrants at US$1.25 per share	31,250						31,250
Issuance of common stock on March 10, 2011 for exercise of warrants at US$1.25 per share (Shares)	25,000
Issuance of common stock on March 16, 2011 for exercise of options at US$0.96 per share	6,000						6,000
Issuance of common stock on March 16, 2011 for exercise of options at US$0.96 per share (Shares)	6,250
Issuance of common stock on March 22, 2011 for exercise of options at US$1.12 per share	22,400						22,400
Issuance of common stock on March 22, 2011 for exercise of options at US$1.12 per share (Shares)	20,000
Issuance of common stock on March 25, 2011 for exercise of options at US$0.87 per share	3,480						3,480
Issuance of common stock on March 25, 2011 for exercise of options at US$0.87 per share (Shares)	4,000
Issuance of common stock on March 28, 2011 for exercise of warrants at CDN$1.20 per share	15,700						15,700
Issuance of common stock on March 28, 2011 for exercise of warrants at CDN$1.20 per share (Shares)	14,273
Issuance of common stock on March 29, 2011 for exercise of options at US$0.96 per share	307,200						307,200
Issuance of common stock on March 29, 2011 for exercise of options at US$0.96 per share (Shares)	320,000
Issuance of common stock on March 30, 2011 for exercise of options at US$0.96 per share	28,800						28,800
Issuance of common stock on March 30, 2011 for exercise of options at US$0.96 per share (Shares)	30,000
Issuance of common stock on April 7, 2011 for exercise of warrants at CDN$1.50 per share	2,760						2,760
Issuance of common stock on April 7, 2011 for exercise of warrants at CDN$1.50 per share (Shares)	2,000
Issuance of common stock on April 8, 2011 for exercise of options at US$0.87 per share	8,700						8,700
Issuance of common stock on April 8, 2011 for exercise of options at US$0.87 per share (Shares)	10,000
Issuance of common stock on April 8, 2011 for exercise of options at $1.12 per share	44,800						44,800
Issuance of common stock on April 8, 2011 for exercise of options at $1.12 per share (Shares)	40,000
Issuance of common stock on April 14, 2011 for exercise of options at US$1.12 per share	33,600						33,600
Issuance of common stock on April 14, 2011 for exercise of options at US$1.12 per share (Shares)	30,000
Issuance of common stock on April 14, 2011 for exercise of options at US$1.02 per share	11,730						11,730
Issuance of common stock on April 14, 2011 for exercise of options at US$1.02 per share (Shares)	11,500
Issuance of common stock on April 19, 2011 for exercise of options at US$0.87 per share	4,350						4,350
Issuance of common stock on April 19, 2011 for exercise of options at US$0.87 per share (Shares)	5,000
Issuance of common stock on April 19, 2011 for exercise of warrants at CDN$1.95 per share	9,750						9,750
Issuance of common stock on April 19, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	5,000
Issuance of common stock on April 21, 2011 for exercise of options at US$1.12 per share	40,320						40,320
Issuance of common stock on April 21, 2011 for exercise of options at US$1.12 per share (Shares)	36,000
Issuance of common stock on April 25, 2011 for exercise of warrants at CDN$1.50 per share	9,849						9,849
Issuance of common stock on April 25, 2011 for exercise of warrants at CDN$1.50 per share (Shares)	7,137
Issuance of common stock on April 25, 2011 for exercise of warrants at US$1.25 per share	31,250						31,250
Issuance of common stock on April 25, 2011 for exercise of warrants at US$1.25 per share (Shares)	25,000
Issuance of common stock on April 28, 2011 for exercise of warrants at CDN$1.95 per share	195,000						195,000
Issuance of common stock on April 28, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	100,000
Issuance of common stock on April 28, 2011 for exercise of options at US$1.12 per share	56,000						56,000
Issuance of common stock on April 28, 2011 for exercise of options at US$1.12 per share (Shares)	50,000
Issuance of common stock on May 2, 2011 for exercise of options at US$1.12 per share	22,400						22,400
Issuance of common stock on May 2, 2011 for exercise of options at US$1.12 per share (Shares)	20,000
Issuance of common stock on May 2, 2011 for exercise of warrants at CDN$1.95 per share	63,484						63,484
Issuance of common stock on May 2, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	32,556
Issuance of common stock on May 4, 2011 for exercise of warrants at CDN$1.95 per share	36,480						36,480
Issuance of common stock on May 4, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	18,708
Issuance of common stock on May 4, 2011 for exercise of warrants at US$1.25 per share	3,750						3,750
Issuance of common stock on May 4, 2011 for exercise of warrants at US$1.25 per share (Shares)	3,000
Issuance of common stock on May 4, 2011 for exercise of warrants at US$1.25 per share (second)	62,500						62,500
Issuance of common stock on May 4, 2011 for exercise of warrants at US$1.25 per share (second) (Shares)	50,000
Issuance of common stock on May 5, 2011 for exercise of warrants at CDN$1.95 per share	16,251						16,251
Issuance of common stock on May 5, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	8,334
Issuance of common stock on May 5, 2011 for exercise of options at US$1.12 per share	1,120						1,120
Issuance of common stock on May 5, 2011 for exercise of options at US$1.12 per share (Shares)	1,000
Issuance of common stock on May 9, 2011 for exercise of warrants at US$1.25 per share	36,080						36,080
Issuance of common stock on May 9, 2011 for exercise of warrants at US$1.25 per share (Shares)	28,864
Issuance of common stock on May 10, 2011 for exercise of warrants at CDN$1.95 per share	9,750						9,750
Issuance of common stock on May 10, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	5,000
Issuance of common stock on May 12, 2011 for exercise of warrants at CDN$1.50 per share	2,760						2,760
Issuance of common stock on May 12, 2011 for exercise of warrants at CDN$1.50 per share (Shares)	2,000
Issuance of common stock on May 12, 2011 for exercise of warrants at CDN$1.95 per share	137,656						137,656
Issuance of common stock on May 12, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	70,593
Issuance of common stock on May 17, 2011 for exercise of options at US$1.12 per share	1,680						1,680
Issuance of common stock on May 17, 2011 for exercise of options at US$1.12 per share (Shares)	1,500
Issuance of common stock on May 17, 2011 for exercise of warrants at CDN$1.95 per share	10,834						10,834
Issuance of common stock on May 17, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	5,556
Issuance of common stock on May 19, 2011 for exercise of warrants at CDN$1.95 per share	3,611						3,611
Issuance of common stock on May 19, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	1,852
Issuance of common stock on May 19, 2011 for exercise of options at US$1.12 per share	1,344						1,344
Issuance of common stock on May 19, 2011 for exercise of options at US$1.12 per share (Shares)	1,200
Issuance of common stock on May 24, 2011 for exercise of warrants at CDN$1.95 per share	39,000						39,000
Issuance of common stock on May 24, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	20,000
Issuance of common stock on May 26, 2011 for exercise of warrants at CDN$1.20 per share	38,456						38,456
Issuance of common stock on May 26, 2011 for exercise of warrants at CDN$1.20 per share (Shares)	34,960
Issuance of common stock on May 26, 2011 for exercise of warrants at CDN1.50 per share	24,123						24,123
Issuance of common stock on May 26, 2011 for exercise of warrants at CDN1.50 per share (Shares)	17,480
Issuance of common stock on June 1 , 2011 for exercise of warrants at CDN1.95 per share	223,575						223,575
Issuance of common stock on June 1 , 2011 for exercise of warrants at CDN1.95 per share (Shares)	114,654
Issuance of common stock on June 9, 2011 for exercise of options at US$1.02 per share	9,180						9,180
Issuance of common stock on June 9, 2011 for exercise of options at US$1.02 per share (Shares)	9,000
Issuance of common stock on June 10, 2011 for exercise of warrants at CDN1.95 per share	79,445						79,445
Issuance of common stock on June 10, 2011 for exercise of warrants at CDN1.95 per share (Shares)	40,741
Issuance of common stock on June 13, 2011 for exercise of warrants at CDN1.95 per share	59,588						59,588
Issuance of common stock on June 13, 2011 for exercise of warrants at CDN1.95 per share (Shares)	30,558
Issuance of common stock on June 16, 2011 for exercise of warrants at CDN1.95 per share	52,182						52,182
Issuance of common stock on June 16, 2011 for exercise of warrants at CDN1.95 per share (Shares)	26,760
Issuance of common stock on June 16, 2011 for exercise of warrants at CDN$1.50 per share	6,900						6,900
Issuance of common stock on June 16, 2011 for exercise of warrants at CDN$1.50 per share (Shares)	5,000
Issuance of common stock on June 23, 2011 for exercise of warrants at CDN$1.50 per share	8,050						8,050
Issuance of common stock on June 23, 2011 for exercise of warrants at CDN$1.50 per share (Shares)	5,834
Issuance of common stock on June 23, 2011 for exercise of warrants at CDN$1.95 per share	32,861						32,861
Issuance of common stock on June 23, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	16,852
Issuance of common stock on June 28, 2011 for exercise of warrants at CDN$1.95 per share	227,529						227,529
Issuance of common stock on June 28, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	116,680
Issuance of common stock on June 28, 2011 for exercise of warrants at CDN$1.95 per share (second)	110,573						110,573
Issuance of common stock on June 28, 2011 for exercise of warrants at CDN$1.95 per share (second) (Shares)	56,704
Issuance of common stock on July 4, 2011 for exercise of warrants at CDN$1.95 per share	113,442						113,442
Issuance of common stock on July 4, 2011 for exercise of warrants at CDN$1.95 per share (Shares)	58,175
Issuance of common stock on July 5, 2011 for exercise of options at US$1.12 per share	7,280						7,280
Issuance of common stock on July 5, 2011 for exercise of options at US$1.12 per share (Shares)	6,500
Issuance of common stock on July 5, 2011 for exercise of options at US$1.02 per share	10,200						10,200
Issuance of common stock on July 5, 2011 for exercise of options at US$1.02 per share (Shares)	10,000
Issuance of common stock on July 8, 2011 for cash $3.45 net of share issuance costs	11,617,021	562,634					12,179,655
Issuance of common stock on July 8, 2011 for cash $3.45 net of share issuance costs (Shares)	3,800,000
Issuance of common stock on July 20, 2011 for exercise of warrants at CDN$3.45 per unit , net of commission	729,622	18,386					748,008
Issuance of common stock on July 20, 2011 for exercise of warrants at CDN$3.45 per unit , net of commission (Shares)	212,500
Issuance of common stock on July 25, 2011 for exercise of options at US$1.12 per share	1,680						1,680
Issuance of common stock on July 25, 2011 for exercise of options at US$1.12 per share (Shares)	1,500
Issuance of common stock on Sep 7, 2011 for exercise of options at US$1.12 per share	2,800						2,800
Issuance of common stock on Sep 7, 2011 for exercise of options at US$1.12 per share (Shares)	2,500
Issuance of common stock on Oct 14, 2011 for exercise of options at US$1.45 per share	725,000						725,000
Issuance of common stock on Oct 14, 2011 for exercise of options at US$1.45 per share (Shares)	500,000
Issuance of common stock on Oct 18, 2011 for exercise of options at US$0.87 per share	17,400						17,400
Issuance of common stock on Oct 18, 2011 for exercise of options at US$0.87 per share (Shares)	20,000
Issuance of common stock on Nov 2, 2011 for exercise of options at US$1.02 per share	2,040						2,040
Issuance of common stock on Nov 2, 2011 for exercise of options at US$1.02 per share (Shares)	2,000
Issuance of common stock on Nov 14, 2011 for exercise of options at US$1.12 per share	4,200						4,200
Issuance of common stock on Nov 14, 2011 for exercise of options at US$1.12 per share (Shares)	3,750
Issuance of common stock on Nov 14, 2011 for exercise of options at US$0.87 per share	5,437						5,437
Issuance of common stock on Nov 14, 2011 for exercise of options at US$0.87 per share (Shares)	6,250
Issuance of common stock on Nov 17, 2011 for exercise of options at US$1.12 per share	2,240						2,240
Issuance of common stock on Nov 17, 2011 for exercise of options at US$1.12 per share (Shares)	2,000
Issuance of common stock on Nov 25, 2011 for exercise of options at US$0.95 per share	23,750						23,750
Issuance of common stock on Nov 25, 2011 for exercise of options at US$0.95 per share (Shares)	25,000
Issuance of common stock on Dec 5, 2011 for exercise of options at US$0.87 per share	8,700						8,700
Issuance of common stock on Dec 5, 2011 for exercise of options at US$0.87 per share (Shares)	10,000
Issuance of common stock on Dec 15, 2011 for exercise of options at US$0.87 per share	6,525						6,525
Issuance of common stock on Dec 15, 2011 for exercise of options at US$0.87 per share (Shares)	7,500
Issuance of common stock on Dec 19, 2011 for exercise of options at US$1.12 per share	1,568						1,568
Issuance of common stock on Dec 19, 2011 for exercise of options at US$1.12 per share (Shares)	1,400
Transfer addition paid-in capital for options exercised in the year	770,452	(770,452)
Transfer derivative liability for warrants exercised in the year	153,063						153,063
Proceeds from issue of warrants		32,798					32,798
Stock-based compensation		2,561,066					2,561,066
Foreign currency translation				(298,197)			(298,197)
Net loss						(6,998,922)	(6,998,922)
Ending Balance at Dec. 31, 2011	27,428,844	5,174,834		(423,351)	(11,485,251)	(11,452,303)	9,242,773
Ending Balance (Shares) at Dec. 31, 2011	41,701,604
Issuance of common stock on January 16, 2012 for exercise of options at US$1.12per share	67,200						67,200
Issuance of common stock on January 16, 2012 for exercise of options at US$1.12per share (Shares)	60,000
Issuance of common stock on January 23, 2012 for exercise of options at US$1.12per share	220,528						220,528
Issuance of common stock on January 23, 2012 for exercise of options at US$1.12per share (Shares)	196,900
Issuance of common stock on January 24, 2012 for exercise of options at US$0.87per share	17,400						17,400
Issuance of common stock on January 24, 2012 for exercise of options at US$0.87per share (Shares)	20,000
Issuance of common stock on February 7, 2012 for exercise of options at US$0.87per share	957						957
Issuance of common stock on February 7, 2012 for exercise of options at US$0.87per share (Shares)	1,100
Issuance of common stock on February 16, 2012 for exercise of options at CDN$1.05per share	2,205						2,205
Issuance of common stock on February 16, 2012 for exercise of options at CDN$1.05per share (Shares)	2,100
Issuance of common stock on February 20, 2012 for exercise of options at US$0.87per share	8,700						8,700
Issuance of common stock on February 20, 2012 for exercise of options at US$0.87per share (Shares)	10,000
Issuance of common stock on February 24, 2012 for exercise of options at US$0.87per share	101,000						101,000
Issuance of common stock on February 24, 2012 for exercise of options at US$0.87per share (Shares)	100,000
Issuance of common stock on February 24, 2012 for exercise of options at US$0.87per share (second)	8,700						8,700
Issuance of common stock on February 24, 2012 for exercise of options at US$0.87per share (second) (Shares)	10,000
Issuance of common stock on February 28, 2012 for exercise of options at US$0.87per share	4,350						4,350
Issuance of common stock on February 28, 2012 for exercise of options at US$0.87per share (Shares)	5,000
Issuance of common stock on March 2, 2012 for exercise of warrants at CDN$1.50per share	37,500						37,500
Issuance of common stock on March 2, 2012 for exercise of warrants at CDN$1.50per share (Shares)	25,000
Issuance of common stock on March 2, 2012 for exercise of options at US$0.95per share	23,750						23,750
Issuance of common stock on March 2, 2012 for exercise of options at US$0.95per share (Shares)	25,000
Issuance of common stock on March 6, 2012 for exercise of options at US$0.87per share	4,350						4,350
Issuance of common stock on March 6, 2012 for exercise of options at US$0.87per share (Shares)	5,000
Issuance of common stock on March 8, 2012 for exercise of options at CDN$1.05per share	630						630
Issuance of common stock on March 8, 2012 for exercise of options at CDN$1.05per share (Shares)	600
Issuance of common stock on March 15, 2012 for exercise of warrants at CDN$1.25per share	291,600						291,600
Issuance of common stock on March 15, 2012 for exercise of warrants at CDN$1.25per share (Shares)	250,000
Issuance of common stock on March 15, 2012 for exercise of options at CDN$1.05per share	5,775						5,775
Issuance of common stock on March 15, 2012 for exercise of options at CDN$1.05per share (Shares)	5,500
Issuance of common stock on March 15, 2012 for exercise of options at CDN$0.87per share	4,350						4,350
Issuance of common stock on March 15, 2012 for exercise of options at CDN$0.87per share (Shares)	5,000
Issuance of common stock on March 23, 2012 for exercise of options at CDN$0.87per share	4,350						4,350
Issuance of common stock on March 23, 2012 for exercise of options at CDN$0.87per share (Shares)	5,000
Issuance of common stock on March 29, 2012 for exercise of warrants at CDN$1.50 per share	22,500						22,500
Issuance of common stock on March 29, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	15,000
Issuance of common stock on April 3, 2012 for exercise of options at US$0.96per share	42,000						42,000
Issuance of common stock on April 3, 2012 for exercise of options at US$0.96per share (Shares)	43,750
Issuance of common stock on April 3, 2012 for exercise of options at CDN$2.74per share	40,770						40,770
Issuance of common stock on April 3, 2012 for exercise of options at CDN$2.74per share (Shares)	14,585
Issuance of common stock on April 3, 2012 for exercise of warrants at CDN$1.50 per share	30,000						30,000
Issuance of common stock on April 3, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	20,000
Issuance of common stock on April 4, 2012 for exercise of options at US$0.87per share	8,695						8,695
Issuance of common stock on April 4, 2012 for exercise of options at US$0.87per share (Shares)	9,994
Issuance of common stock on April 12, 2012 for exercise of options at CDN$1.05per share	1,050						1,050
Issuance of common stock on April 12, 2012 for exercise of options at CDN$1.05per share (Shares)	1,000
Issuance of common stock on April 13, 2012 for exercise of warrants at CDN$1.25 per share	3,750						3,750
Issuance of common stock on April 13, 2012 for exercise of warrants at CDN$1.25 per share (Shares)	3,000
Issuance of common stock on May 15, 2012 for exercise of warrants at CDN$1.50 per share	7,500						7,500
Issuance of common stock on May 15, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	5,000
Issuance of common stock on May 22, 2012 for exercise of warrants at CDN$1.50 per share	15,000						15,000
Issuance of common stock on May 22, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	10,000
Issuance of common stock on May 22, 2012 for exercise of warrants at CDN$1.25 per share	2,500						2,500
Issuance of common stock on May 22, 2012 for exercise of warrants at CDN$1.25 per share (Shares)	2,000
Issuance of common stock on June 4, 2012 for exercise of warrants at CDN$1.50 per share	2,250						2,250
Issuance of common stock on June 4, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	1,500
Issuance of common stock on June 11, 2012 for exercise of options at CDN$0.87per share	1,088						1,088
Issuance of common stock on June 11, 2012 for exercise of options at CDN$0.87per share (Shares)	1,250
Issuance of common stock on June 11, 2012 for exercise of options at US$1.03per share	10,300						10,300
Issuance of common stock on June 11, 2012 for exercise of options at US$1.03per share (Shares)	10,000
Issuance of common stock on July 4, 2012 for exercise of options at US$1.17per share	8,775						8,775
Issuance of common stock on July 4, 2012 for exercise of options at US$1.17per share (Shares)	7,500
Issuance of common stock on July 9, 2012 for exercise of options at US$1.01per share	63,125						63,125
Issuance of common stock on July 9, 2012 for exercise of options at US$1.01per share (Shares)	62,500
Issuance of common stock on July 13, 2012 for exercise of options at US$1.01per share	63,125						63,125
Issuance of common stock on July 13, 2012 for exercise of options at US$1.01per share (Shares)	62,500
Issuance of common stock on July 19, 2012 for exercise of warrants at CDN$1.50 per share	62,501						62,501
Issuance of common stock on July 19, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	41,667
Issuance of common stock on August 30, 2012 for exercise of warrants at CDN$1.50 per share	3,750						3,750
Issuance of common stock on August 30, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	2,500
Issuance of common stock on August 30, 2012 for exercise of options at CDN$0.87per share	8,222						8,222
Issuance of common stock on August 30, 2012 for exercise of options at CDN$0.87per share (Shares)	9,450
Issuance of common stock on September 6, 2012 for exercise of options at US$0.96per share	19,200						19,200
Issuance of common stock on September 6, 2012 for exercise of options at US$0.96per share (Shares)	20,000
Issuance of common stock on September 6, 2012 for exercise of options at US$1.17per share	11,700						11,700
Issuance of common stock on September 6, 2012 for exercise of options at US$1.17per share (Shares)	10,000
Issuance of common stock on September 12, 2012 for exercise of warrants at CDN$1.50 per share	3,750						3,750
Issuance of common stock on September 12, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	2,500
Issuance of common stock on September 12, 2012 for exercise of warrants at US$1.38 per share	2,760						2,760
Issuance of common stock on September 12, 2012 for exercise of warrants at US$1.38 per share (Shares)	2,000
Issuance of common stock on September 13, 2012 for cash - USD$2.21, net of share issue costs	889,383						889,383
Issuance of common stock on September 13, 2012 for cash - USD$2.21, net of share issue costs (Shares)	418,429
Issuance of common stock on September 17, 2012 for exercise of warrants at US$1.38 per share	20,700						20,700
Issuance of common stock on September 17, 2012 for exercise of warrants at US$1.38 per share (Shares)	15,000
Issuance of common stock on September 17, 2012 for exercise of warrants at CDN$1.30 per share	28,392						28,392
Issuance of common stock on September 17, 2012 for exercise of warrants at CDN$1.30 per share (Shares)	21,840
Issuance of common stock on September 17, 2012 for exercise of warrants at CDN$1.50 per share	3,126						3,126
Issuance of common stock on September 17, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	2,084
Issuance of common stock on September 19, 2012 for exercise of warrants at US$1.38 per share	207,000						207,000
Issuance of common stock on September 19, 2012 for exercise of warrants at US$1.38 per share (Shares)	150,000
Issuance of common stock on September 21, 2012 for exercise of warrants at US$1.38 per share	69,000						69,000
Issuance of common stock on September 21, 2012 for exercise of warrants at US$1.38 per share (Shares)	50,000
Issuance of common stock on September 21, 2012 for exercise of warrants at CDN$1.50 per share	44,250						44,250
Issuance of common stock on September 21, 2012 for exercise of warrants at CDN$1.50 per share (Shares)	29,500
Issuance of common stock on September 24, 2012 for cash - USD$2.21, net of share issue costs	958,100						958,100
Issuance of common stock on September 24, 2012 for cash - USD$2.21, net of share issue costs (Shares)	450,758
Issuance of common stock on October 10, 2012 for cash - USD$2.21, net of share issue costs	438,877		(64,050)				374,827
Issuance of common stock on October 10, 2012 for cash - USD$2.21, net of share issue costs (Shares)	198,587
Issuance of common stock on October 17, 2012 for exercise of options at US$1.17per share	8,775						8,775
Issuance of common stock on October 17, 2012 for exercise of options at US$1.17per share (Shares)	7,500
Issuance of common stock on November 2, 2012 for exercise of options at US$0.96per share	96,000						96,000
Issuance of common stock on November 2, 2012 for exercise of options at US$0.96per share (Shares)	100,000
Issuance of common stock on November 20, 2012 for exercise of options at US$1.17per share	11,700						11,700
Issuance of common stock on November 20, 2012 for exercise of options at US$1.17per share (Shares)	10,000
Transfer addition paid-in capital for options exercised in the year	511,247	(511,247)
Set up derivative liabilities for warrants granted in the year	(280,496)						(280,496)
Transfer derivative liability for warrants exercised in the year	873,728						873,728
Transfer derivative liability for warrants expired in the year	70,514						70,514
Stock-based compensation		2,397,819					2,397,819
Foreign currency translation				(35,685)			(35,685)
Net loss						(9,315,360)	(9,315,360)
Ending Balance at Dec. 31, 2012	32,616,795	7,061,406	(64,050)	(459,036)	(11,485,251)	(20,767,663)	6,902,201
Ending Balance (Shares) at Dec. 31, 2012	44,239,198
Issuance of common stock on January 9, 2013 for exercise of options at US $1.17per share	5,850						5,850
Issuance of common stock on January 9, 2013 for exercise of options at US $1.17per share (Shares)	5,000
Issuance of common stock on January 22, 2013 for exercise of options at US$1.02per share	26,520						26,520
Issuance of common stock on January 22, 2013 for exercise of options at US$1.02per share (Shares)	26,000
Issuance of common stock on February 5, 2013 for exercise of options at US$1.17per share	5,850						5,850
Issuance of common stock on February 5, 2013 for exercise of options at US$1.17per share (Shares)	5,000
Issuance of common stock on February 13, 2013 for exercise of options at CAD$0.95 per share	23,750						23,750
Issuance of common stock on February 13, 2013 for exercise of options at CAD$0.95 per share (Shares)	25,000
Issuance of common stock on March 1, 2013 for exercise of options at CAD $0.96 per share	116,951						116,951
Issuance of common stock on March 1, 2013 for exercise of options at CAD $0.96 per share (Shares)	120,000
Issuance of common stock on March 8, 2013 for exercise of options at CAD $0.96 per share	9,600						9,600
Issuance of common stock on March 8, 2013 for exercise of options at CAD $0.96 per share (Shares)	10,000
Issuance of common stock on March 23, 2013 for exercise of options at CAD$0.87 per share	4,350						4,350
Issuance of common stock on March 23, 2013 for exercise of options at CAD$0.87 per share (Shares)	5,000
Issuance of common stock on April 16, 2013 for exercise of warrants	46,875						46,875
Issuance of common stock on April 16, 2013 for exercise of warrants (Shares)	37,500
Transfer addition paid-in capital for options exercised in the year	118,239	(118,239)
Debenture warrants		754,829					754,829
Adjustment to warrant conversion price		79,931					79,931
Issuance costs of debenture warrants		(102,670)					(102,670)
Issuance costs of long term debt and debenture warrants brokers warrants		66,278					66,278
Transfer from derivative liability warrants exercise	35,190						35,190
Private placement	1,879,400						1,879,400
Private placement (Shares)	3,333,333
Stock-based compensation		2,004,647					2,004,647
Beneficial conversion feature on notes payable		188,140					188,140
Write off of subscription receivable			64,050				64,050
Foreign currency translation				1,044,337			1,044,337
Net loss						(15,169,933)	(15,169,933)
Ending Balance at Dec. 28, 2013	$ 34,889,370	$ 9,934,322		$ 585,301	$ (11,485,251)	$ (35,937,596)	$ (2,013,854)
Ending Balance (Shares) at Dec. 28, 2013	47,806,031